Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,227,397	$ 3,645,827
Impairment	447,808	0
Ending balance	3,988,476	4,227,397
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	142,497	125,905
Ending balance	144,270	142,497
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	745,590	710,307
Ending balance	1,103,270	745,590
Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,088	137,189
Ending balance	109,361	52,088
Mineral properties and leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,200,191	2,594,931
Ending balance	2,538,116	3,200,191
Capitalized Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,031	77,495
Ending balance	93,459	87,031
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,347,014	5,678,378
Additions/transfers	363,436	349,090
Acquisition of Integra		393,647
Proceeds on pre-commercial production sales	(48,868)	(38,200)
Olympias commercial production transfers	13,288
Other movements	14,566	(2,578)
Disposals	(8,449)	(33,323)
Ending balance	6,680,987	6,347,014
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185,923	164,540
Additions/transfers	6,203	12,322
Acquisition of Integra		4,820
Proceeds on pre-commercial production sales	0	0
Olympias commercial production transfers	387
Other movements	(240)	4,251
Disposals	(29)	(10)
Ending balance	192,244	185,923
Cost [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,531,640	1,416,948
Additions/transfers	119,712	115,684
Acquisition of Integra		3,646
Proceeds on pre-commercial production sales	(9,179)	0
Olympias commercial production transfers	465,249
Other movements	13,011	(2,325)
Disposals	(8,400)	(2,313)
Ending balance	2,112,033	1,531,640
Cost [member] | Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,821	141,922
Additions/transfers	1,646	(42,933)
Acquisition of Integra		0
Proceeds on pre-commercial production sales	0	0
Olympias commercial production transfers	53,858
Other movements	1,769	(12,336)
Disposals	0	(29,832)
Ending balance	114,094	56,821
Cost [member] | Mineral properties and leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,485,599	3,877,473
Additions/transfers	229,673	254,481
Acquisition of Integra		385,181
Proceeds on pre-commercial production sales	(39,689)	(38,200)
Olympias commercial production transfers	(506,206)
Other movements	(200)	7,832
Disposals	(20)	(1,168)
Ending balance	4,169,157	4,485,599
Cost [member] | Capitalized Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,031	77,495
Additions/transfers	6,202	9,536
Acquisition of Integra		0
Proceeds on pre-commercial production sales	0	0
Olympias commercial production transfers	0
Other movements	226	0
Disposals	0	0
Ending balance	93,459	87,031
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,119,617)	(2,032,551)
Depreciation for the year	(95,548)	(86,237)
Olympias commercial production transfers	(13,288)
Other movements	(16,891)	(2,514)
Impairment	(447,808)
Disposals	641	1,685
Ending balance	(2,692,511)	(2,119,617)
Depreciation and impairment losses [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43,426)	(38,635)
Depreciation for the year	(3,125)	(4,245)
Olympias commercial production transfers	0
Other movements	(1,060)	(546)
Impairment	(363)
Disposals	0	0
Ending balance	(47,974)	(43,426)
Depreciation and impairment losses [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(786,050)	(706,641)
Depreciation for the year	(88,649)	(79,044)
Olympias commercial production transfers	(13,288)
Other movements	(15,485)	(2,048)
Impairment	(105,932)
Disposals	641	1,683
Ending balance	(1,008,763)	(786,050)
Depreciation and impairment losses [member] | Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,733)	(4,733)
Depreciation for the year	0	0
Olympias commercial production transfers	0
Other movements	0	0
Impairment	0
Disposals	0	0
Ending balance	(4,733)	(4,733)
Depreciation and impairment losses [member] | Mineral properties and leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,285,408)	(1,282,542)
Depreciation for the year	(3,774)	(2,948)
Olympias commercial production transfers	0
Other movements	(346)	80
Impairment	(341,513)
Disposals	0	2
Ending balance	(1,631,041)	(1,285,408)
Depreciation and impairment losses [member] | Capitalized Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Olympias commercial production transfers	0
Other movements	0	0
Impairment	0
Disposals	0	0
Ending balance	$ 0	$ 0